Intangible assets and goodwill - Key Assumptions (Details)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Discount rate	15.50%	15.50%	15.50%
Terminal value growth rate	3.00%	3.00%	3.00%
Minimum [member]
Disclosure of detailed information about intangible assets [line items]
Revenue growth rates over the next five fiscal years		5.00%	3.00%
Maximum [member]
Disclosure of detailed information about intangible assets [line items]
Revenue growth rates over the next five fiscal years			5.00%